CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	11 Months Ended
Dec. 02, 2021 shares
Private Placement | Foresight Acquisition Corp
Sale of 832,500 Private Placement Units, Net (Shares)	832,500